PENSION LIABILITIES, NET (Summary Of Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability, Defined Benefit Plan [Abstract]
Service cost	$ 12	$ 16	$ 18
Interest cost	47	47	47
Net periodic benefit cost	$ 59	$ 63	$ 65